Related Party Disclosures - Amounts Due From Affiliated Companies (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts due to affiliate companies	$ (11,319)	$ (15,384)
Peers Business Inc. (Other related party) [member]
Disclosure of transactions between related parties [line items]
Amounts due to affiliate companies	(10,000)	(15,000)
Navios Shipmanagement Inc. (Other Related Party) [member]
Disclosure of transactions between related parties [line items]
Amounts due to affiliate companies	$ (1,319)	$ (384)